Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

13. Debt

Convertible notes

Promissory Note - GEM

On December 14, 2023, the Company and GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) agreed to terminate in its entirety the GEM Agreement, pursuant to which GEM was to purchase from the Company shares of common stock having an aggregate value up to $100,000,000 and the Company was required to make and execute a warrant (“GEM Warrant”). The Company’s obligation to issue the GEM Warrant remained, granting GEM the right to purchase Class A Common Stock in an amount equal to 3% of the total number of equity interests outstanding as of the Closing, calculated on a fully diluted basis, at an exercise price on the terms and conditions set forth therein, in exchange for issuance of a $2.0 million convertible debenture with a five-year maturity and 0% coupon. Due to the determination of the final terms of the planned $2.0 million convertible debenture having not been finalized, nor the final agreement related to the convertible debenture having been executed, as of December 31, 2023, the Company recognized, concurrent with the close of the merger, a liability for the GEM commitment fee, along with a corresponding GEM commitment fee expense, in the amount of $2.0 million.

On February 5, 2024, the Company and GEM entered into a settlement agreement (the “GEM Settlement Agreement”), pursuant to which (a) the Company and GEM agreed to (i) settle the Company’s obligations under and terminate the binding term sheet entered into between Legacy Banzai and GEM, dated December 13, 2023, and (ii) terminate the share repurchase agreement, dated May 27, 2022, by and among the Company and GEM, and (b) the Company (i) agreed to pay GEM $1.2 million in cash within three business days of the GEM Settlement Agreement and (ii) issued to GEM, on February 5, 2024, an unsecured promissory zero coupon note in the amount of $1.0 million, payable in monthly installments of $100,000 beginning on March 1, 2024, with the final payment to be made on December 1, 2024 (the “GEM Promissory Note”). The Company paid GEM the $1.2 million in cash in February 2024.

The GEM Promissory Note provides that, in the event the Company fails to make a required monthly payment when due, the Company shall issue to GEM a number of shares of Class A Common Stock equal to the monthly payment amount divided by the VWAP of the Class A Common Stock for the trading day immediately preceding the applicable payment due date. In addition, the Company agreed to register on a registration statement 200,000 shares of Class A Common Stock that may be issuable under the terms of the GEM Promissory Note. The GEM Promissory Note contains customary events of default. If an event of default occurs, GEM may, at its option, demand from the Company immediate payment of any outstanding balance under the GEM Promissory Note. The GEM Promissory Note is recorded in the line Convertible notes on the Company’s condensed consolidated balance sheets.

As of September 30, 2025, the Company has issued an aggregate of 19,000 shares of Class A Common Stock to GEM in lieu of monthly payment obligations and during the three and nine months ended September 30, 2025, the Company paid an aggregate of $215,057 to satisfy the remaining balance of the GEM Promissory Note.

Convertible Notes (Yorkville)

On December 14, 2023, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”), (refer to Note 16 - Equity for further details), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $3,500,000, $2,000,000 of which was funded at the Closing in exchange for the issuance by the Company of a Convertible Promissory Note (the “December Yorkville Convertible Note”). The Company received net proceeds of $1,800,000 after a non-cash original issue discount of $200,000.

On February 5, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA Supplemental Agreement”) to increase the amount of convertible promissory notes allowed to be issued under SEPA by $1,000,000 (the “Additional Pre-Paid Advance Amount”), for an aggregate principal amount of $4,500,000 to be advanced by Yorkville to the Company in the form of convertible promissory notes. On February 5, 2024 in exchange for a promissory note in the principal amount of $1,000,000 (the “February Yorkville Promissory Note”), with the same terms as the December Yorkville Convertible Note, the Company received net proceeds of $900,000 after an original issue discount of $100,000.

On March 26, 2024, the Company, in exchange for a convertible promissory note with a principal amount of $1,500,000 (the “March Yorkville Promissory Note” and, together with the December Yorkville Convertible Note and February Yorkville Promissory Note the” Yorkville Promissory Notes”), received net proceeds of $1,250,000 after an original issue discount of $250,000 from Yorkville.

On May 3, 2024, the Company and Yorkville entered into a Debt Repayment Agreement (the “Original Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes. Under the Original Debt Repayment Agreement, Yorkville agreed that, upon completion of a Company registered offering and repayment of an aggregate $2,000,000 outstanding under the Yorkville Promissory Notes (the “Original Repayment Amount”), Yorkville would not deliver to the Company any Investor Notice (as defined in the SEPA) and would not exercise its right to convert the remainder of the amount outstanding under the Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter. Under the Original Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $200,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice (as defined in the SEPA) for shares of the Company’s Class A common stock, par value $0.0001 per share. The Debt Repayment Agreement was conditioned on the completion of the offering by June 2, 2024.

On May 22, 2024, the Company and Yorkville entered into an Amended and Restated Debt Repayment Agreement (the “Amended Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes, which amends and restates the Original Debt Repayment Agreement. Under the Amended Debt Repayment Agreement, Yorkville has agreed that, upon completion of a registered offering and repayment of an aggregate $750,000 outstanding under the Yorkville Promissory Notes (the “Amended Repayment Amount”), Yorkville will not deliver to the Company any Investor Notice (as defined in the SEPA) and will not exercise its right to convert the remainder of the amount outstanding under the Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter (the “Stand-still Period”); provided that the Company will seek any consents necessary to allow Yorkville to issue Investor Notices or exercise its right to convert the remainder of the amount outstanding under the Promissory Notes after a period of 60 days following the closing of the offering. Under the Amended Debt Repayment Agreement, the Company and

Yorkville also agreed to extend the maturity date of the Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $75,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice for shares of Class A Common Stock (the “Q2 Prepayment Premium”). The Amended Debt Repayment Agreement was conditioned on the completion of the offering by May 29, 2024, which condition was satisfied upon the closing of the offering on May 28, 2024 (the “May 2024 Offering”).

Pursuant to the terms of the Amended Repayment Agreement, the Company made a cash principal payment of $750,000 on May 31, 2024 (the “Repayment Date”), and issued an Advance Notice for the purchase of 1,200 shares of Class A Common Stock (the “Premium Advance Shares”) (representing the number of shares the Company reasonably believed would be sufficient to result in net proceeds of $75,000 as of the Repayment Date) (the “Premium Advance”). The total purchase price for the Premium Advance was $110,040, of which $75,000 was applied in satisfaction of the Payment Premium, and the remaining $35,040 was paid by Yorkville to the Company in cash (the “Cash Surplus”). The Premium Advance Shares were recorded at fair value totaling $115,800 on the Repayment Date, and the excess of fair value over the Cash Surplus was recorded to the consolidated statement of operations in line Yorkville prepayment premium expense.

On September 20, 2024, the Company entered into a Floor Price Reduction Agreement (the “Floor Price Reduction Agreement”) with Yorkville. The Company and Yorkville, pursuant to the Floor Price Adjustment Agreement, agreed to amend and restate the prior repayment agreements such that the outstanding principal under the Amended Debt Repayment Agreement was reduced to $0.7 million, with no remaining interest, the floor price, as described in the Outstanding Promissory Notes, was adjusted to $20.00, and the maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025.

The Yorkville Promissory Notes have a maturity date (as modified by the Floor Price Reduction Agreement) of January 17, 2025, and accrue interest at 0% per annum, subject to an increase to 18% per annum upon events of default as defined in the agreement. As of September 30, 2025, no events of default have occurred.

Yorkville has the right to convert any portion of the outstanding principal into shares of Class A common stock at any time subsequent to the Stand-still Period through maturity. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by Yorkville) divided by the Conversion Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 16). Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 9.99% of the total number of shares of Class A common stock outstanding after giving effect to such conversion.

Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 10% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Class A common stock is less than the Fixed Price.

Upon the occurrence of certain triggering events, as defined in the Yorkville Promissory Notes agreement (each an “Amortization Event”), the Company may be required to make monthly repayments of amounts outstanding under the Yorkville Promissory Notes, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date.

During January 2024, the Company’s stock price per share fell below the then in effect Floor Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 16) of $20.00 for five trading days during a period of seven consecutive trading days (an Amortization Event under the terms of the December Yorkville Convertible Note agreement), thus triggering amortization payments under the terms of the December Yorkville Convertible Note. On January 24, 2024, Yorkville agreed to waive the Amortization Event trigger, prior to the date upon which any amortization payment would have been required. As discussed in the definitions below, the Floor Price was reset on February 14, 2024, in conjunction with the effective date of the Company’s Registration Statement, at a price of $2.94 per share of Common Stock, thus curing the Amortization Event condition.

During the year ended December 31, 2024, $2,000,000 of the full outstanding principal under the December Yorkville Convertible Note, respectively, was converted into 27,538 shares of Class A Common stock of the Company. During the year ended December 31, 2024, the full principal amount of $1,000,000 under the February Yorkville Promissory Note was converted into 2,891 Class A Common stock of the Company. During the year ended December 31, 2024, the full outstanding principal amount of $750,000 under the March Yorkville Promissory Note was converted into 14,986, Class A Common stock of the Company.

On January 30, 2025 (the “Issuance Date”), in connection with and pursuant to the terms of the SEPA (refer to Note 16 – Equity for further details), Yorkville agreed to advance to the Company, in exchange for a Convertible Promissory Note (the “January 2025 Yorkville Note”), a total principal amount of $3,500,000. The Company received net proceeds of $3,140,000 after a non-cash original issue discount of $350,000, and $10,00 debt issuance costs paid to Yorkville.

The January 2025 Yorkville Note had a maturity date of July 31, 2025, but may be extended at the option of the Company. Beginning on the 30th day from the Issuance Date, and continuing on the same day of each successive calendar month thereafter, (each, an “Installment Date”), the Company shall repay a portion of the outstanding balance of the January 2025 Yorkville Note in an amount equal to the sum of (i) $1,000,000 of principal (or the outstanding Principal if less than such amount), plus (ii) a payment premium (in an amount equal to 4% of the Principal amount being paid (the “Payment Premium”), and (iii) accrued and unpaid interest as of each Installment Date (collectively, the “Installment Amount”). The Company maintains the right to pay each Installment Amount in cash or via an Advance Notice pursuant to the SEPA or any combination thereof. The January 2025 Yorkville Note bears an interest rate of 0% for the first 90 days following the Issuance Date, and 6% thereafter (the “Interest Rate”). The Interest Rate shall increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined by the January 2025 Yorkville Note). The January 2025 Yorkville Note is convertible into shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), at a conversion price of $20.00 per share (the “Conversion Price”). The Investor may elect to convert part or all of the outstanding balance of the Note at any time or from time to time after the Issuance Date. The Company may prepay the outstanding amount at any time, in whole or in part, subject to a 4% premium, provided that (i) the Company provides the Investor with at least 10 trading days’ prior written notice (each, a “Redemption Notice”) of its desire to prepay the outstanding amount (an “Optional Redemption”), and (ii) on the date the Redemption Notice is issued, the VWAP of the Class A Common Stock is less than the Conversion Price. Pursuant to the January 2025 Yorkville Note, the Company made payments totaling approximately $3,640,000, of which approximately $3,500,000 was applied against outstanding principal, and approximately $140,000 was paid to Yorkville as Payment Premiums and expensed as incurred. As of September 30, 2025, the January 2025 Yorkville Note was fully repaid.

On September 16, 2025, the Company entered into a Convertible Promissory Note (the “September 2025 Yorkville Note”) with Yorkville in principal amount of $2,000,000 (the “Original Principal Amount”) to the Company, to be used as an advance under the outstanding Standby Equity Purchase Agreement entered into on December 14, 2023 by the Company and the Investor. The Company received $890,000 from the Investor on that same date (“Advance #1), which reflects 50% of the Original Principal Amount, 10% discount and certain fees owed at such time. Upon the effectiveness of the registration statement on Form S-1, originally filed with the SEC on September 12, 2025 (File No. 333-290241) and the delivery of a closing statement, the Investor shall remit an amount equal to 50% of the remaining Original Principal Amount, or $1,000,000, less a discount equal to 10% of the Original Principal Amount, netted from the purchase price due and structured as a purchase discount (“Advance #2”).

The September 2025 Yorkville Note was issued on September 16, 2025 and the maturity date of the September 2025 Yorkville Note is March 16, 2026, but may be extended at the option of the Company. Beginning on the 30th day from the date of issuance, and continuing on the same day of each successive calendar month thereafter, (each, an “Installment Date”), the Company shall repay a portion of the outstanding balance of the Note in an amount equal to the sum of (i) $500,000 of principal (or the outstanding Principal if less than such amount), plus (ii) a payment premium in an amount equal to 4% of the Principal amount being paid (the “Payment Premium”), and (iii) accrued and unpaid interest hereunder as of each Installment Date (collectively, the “Installment Amount”). The Company maintains the right to pay each Installment Amount in cash or via an Advance Notice pursuant to the SEPA or any combination thereof. The September 2025 Yorkville Note bears an interest annual rate of 6%, which shall increase to 18% upon the occurrence of an Event of Default, as defined in the September 2025 Yorkville Note. The September 2025 Yorkville Note is convertible into shares of the Company’s Class A common stock, par value $0.0001 per share, at a conversion price of $2.50 per share (the “Conversion Price”). The Investor may elect to convert part or all of the outstanding balance of the September 2025 Yorkville Note at any time or from time to time after the date of issuance. The Company maintains the right to redeem all or any part of the September 2025 Yorkville Note, at any time, provided that (i) the Company provides the Investor with at least 10 trading days’ prior written notice (each, a “Redemption Notice”) of its desire to prepay the outstanding amount (an “Optional Redemption”), and (ii) on the date the Redemption Notice is issued, the VWAP of the Class A Common Stock is less than the Conversion Price.

The Company determined that the January 2025 Yorkville Note and September 2025 Yorkville Note were eligible for the fair value option election in accordance with ASC 825-10-50-28, and made such election to account for the January 2025 Yorkville Note and September 2025 Yorkville Note at fair value.

The Company estimated the fair value of the January 2025 Yorkville Note at issuance of $3,402,000 using a Monte Carlo simulation, using the following key inputs: principal on the January 2025 Yorkville Note of $3,500,000; remaining term of .50 years; the fair value of the Company’s Class A common stock on the valuation date of $2.24 per share; a market interest rate of 8.7%; a risk-free rate of 4.27%; equity volatility of 224.0%; and the Payment Premium of 4%. Upon issuance, the Company recognized a loss of $252,000 representing the difference between issuance date fair value and the proceeds received net of the original issue discount of $3,150,000, which is included in loss on debt issuance on the accompanying condensed consolidated statement of operations. As of September 30, 2025, the January 2025 Yorkville Note was fully repaid.

The Company estimated the fair value of the September 2025 Yorkville Note at issuance of $1,992,000 using a Monte Carlo simulation, using the following key inputs: principal on the September 2025 Yorkville Note of $2,000,000; remaining term of .50 years; the fair value of the Company’s Class A common stock on the valuation date of $2.12 per share; a market interest rate of 11.8%; a risk-free rate of 3.81%; equity volatility of 128.0%; and the Payment Premium of 4%. Upon issuance, the Company recognized a loss of $192,000 representing the difference between issuance date fair value and the proceeds received net of the original issue discount, which is included in loss on debt issuance on the accompanying condensed consolidated statement of operations.

The Company estimated the fair value of the September 2025 Yorkville Note at September 30, 2025 using a Monte Carlo simulation, using the following key inputs: outstanding principal on the September 2025 Yorkville Note of approximately $2,000,000; remaining term of .46 years; the fair value of the Company’s Class A common stock on the valuation date of $2.94 per share; a market interest rate of 11.5%; a risk-free rate of 3.86%; equity volatility of 123.0%; and the Payment Premium of 4%.

The Company estimated the fair value of the January 2025 Yorkville Note at March 31, 2025 using a Monte Carlo simulation, using the following key inputs: outstanding principal on the Yorkville Note of approximately $1,695,000; remaining term of .33 years; the fair value of the Company’s Class A common stock on the valuation date of $11.20 per share; a market interest rate of 11.3%; a risk-free rate of 4.29%; equity volatility of 171.0%; and the Payment Premium of 4%. As of September 30, 2025, the note was fully repaid.

During the three months and nine months ended September 30, 2025, the Company recognized a loss of approximately $11,000 and $249,000, respectively, on the change in fair value of the September 2025 Yorkville Note and January 2025 Yorkville Note.

During the three and nine months ended September 30, 2024, the Company recorded a loss of $115,000 and $693,000, respectively, related to the change in fair value of the Yorkville Promissory Notes liability, respectively. As of September 30, 2024, the full outstanding balances of the notes issued to Yorkville have been converted into the Company’s Class A Common stock and repaid.

Convertible notes - related party

Term and Convertible Notes - related party (CP BF)

During 2021, the Company entered into a loan agreement with CP BF Lending, LLC (“CP BF”) comprised of a Term Note and a Convertible Note. The Term Note bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind (“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Note together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Note accrues PIK interest cumulatively at a rate of 15.5% per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a fixed conversion price of $1,336.40 per unit. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date.

For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.

On October 10, 2022 the Loan Agreement was amended, where CP BF waived payment by the Company of four months of cash interest with respect to the Term Note in replacement for a Convertible Note (“First Amendment Convertible Note”) in the principal amount of $321,345, which is not considered an Additional Loan as defined above. The First Amendment Convertible Note has the same features as the Convertible Note described above.

The effective interest rate for the Term Note was 16% for the three and nine months ended September 30, 2024. For the three and nine months ended September 30, 2024, interest expense on the Term Note totaled $264,235 and $851,175, respectively, comprised of $238,843 and $772,550, respectively, of contractual interest and $25,392 and $78,625, respectively, for the amortization of the discount. The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Note was 16% for the three and nine months ended September 30, 2024. For the three and nine months ended September 30, 2024, interest expense on the Convertible Notes totaled $112,571 and $350,430, respectively, comprised of $104,314 and $325,818, respectively, of contractual interest and $8,257 and $24,612, respectively, for the amortization of the discount.

The Company utilizes a combination of scenario-based methods and Black-Scholes option pricing models to determine the average share count outstanding at conversion and the simulated price per share for the Company as of the valuation date. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.

Convertible notes - related party (CP BF restructuring)

On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”). In accordance with ASC 470 Debt, the Company treated the Old CP BF Notes as extinguished and recognized a loss on debt extinguishment of $6,529,402, determined by the sum of the fair value of the 2024 CP BF Convertible Note, plus the fair value of the additional equity consideration given as part of the side letter and share purchase agreement, as discussed below, in excess of the carrying value of the Old CP BF Notes. After consideration of the below transactions it was determined CP BF is a related party as they own approximately 16% of the outstanding Class A Common Stock.

In conjunction with the side letter, the Company agreed to issue to CP BF, 7,000 shares of the Company’s Class A Common Stock. On September 23, 2024 the transaction was finalized and the Company issued the 2024 CP BF Convertible Note with a principal amount of $10,758,775. The outstanding principal balance of the 2024 CP BF Convertible Note together with accrued interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2027 (“2024 Loan Maturity Date”). The 2024 CP BF Convertible Note accrues interest at a rate of 15.5% which interest shall be paid in kind monthly and is convertible at the holder’s option at any time on or following the effectiveness of the first resale registration statement covering the applicable conversion shares at a fixed conversion price per share of $38.90. Upon the occurrence, and during the continuance, of an Event of Default (as defined in the agreement), interest on the 2024 CP BF Convertible Note will bear PIK interest at a per annum rate of 20% (“2024 Default Rate”).

The Company may voluntarily prepay the principal of the 2024 CP BF Convertible Note, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued interest with respect to the principal amount so prepaid through the date the prepayment is made and (ii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iii) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid. The 2024 CP BF Convertible Note obtain features that relate to the mandatory prepayment, either partially or in whole, upon certain contingent events.

The embedded redemption put feature upon a Prepayment and Default Interest triggering events that are unrelated to the creditworthiness of the Company are not clearly and closely related to the debt host instrument, were separated and bundled together, as a derivative and assigned probabilities of being affected and initially measured at fair value in the amount of $12,000. Subsequent changes in fair value of the feature will be recognized as a gain or loss in the Consolidated Statement of Operations. The fair value of the bifurcated derivative asset was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (See Note 7 - Fair Value Measurements). As of September 30, 2025, the fair value of the bifurcated derivatives was $9,000. The Company recorded a loss related to the change in fair value of the bifurcated derivatives of $54,000 for the nine months ended September 30, 2025.

In October 2024, CP BF exercised its optional conversion option in which it received 5,560 Class A Common Stock at the fixed conversion price per share of $38.90 in satisfaction of $216,284 of the Company’s obligations under the 2024 CP BF Convertible Note.

On September 23, 2024, the Company entered into a Securities Purchase Agreement (the “CP BF SPA”), a Registration Rights Agreement (the “CP BF RRA”), a Lock-Up Agreement (the “CP BF Lock Up”) and issued CP BF a Common Stock Purchase Warrant (the “CP BF Warrant”) and a Pre-Funded Warrant (the “CP BF Pre-Funded Warrant,” together with the CP BF SPA, CP BF RRA, CP BF Lock Up and CP BF Warrant, the “CP BF Transaction Documents”). Pursuant to the CP BF SPA, CP BF agreed to convert $2,000,000 in debt into 26,085 shares of Class A Common Stock, CP BF Warrants to purchase up to 56,555 shares of Class A Common Stock and CP BF Pre-Funded Warrants to purchase up to 30,470 shares of Class A Common Stock (all such securities and shares collectively referred to as the “CP BF Registrable Securities”). The CP BF Warrant can be exercised at an initial exercise price of $38.90 per share, subject to adjustment for a term of five years. The CP BF Pre-Funded Warrant will be exercisable at any time after the date of issuance at an exercise price of $0.0001. Neither warrant may be exercised if the holder, together with its affiliates, would beneficially own more than 19.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. Both warrants may be exercised via cash or cashless exercise. Pursuant to the CP BF RRA, the Company agreed to file a registration statement to register the CP BF Registrable Securities and for the registration statement to become effective on or before December 9, 2024. Under the CP BF Lock-Up, the Company’s CEO, Joe Davy, agreed not to sell an aggregate of 231,114 shares of Class B Common Stock that he owns until such time as CP BF no longer owns any of the CP BF Registrable Securities.

On September 24, 2024, the Company entered into a securities purchase agreement with an institutional investor for the issuance and sale in a private placement with gross proceeds to the Company of approximately $4.6 million. One of the contingent redemption features in the 2024 CP BF Convertible Note relates to the Company prepaying, either partially or in whole, the obligations upon the sale of the Company’s capital stock equal to 20% of the cash proceeds in excess of $3,000,000. For the nine months ended September 30, 2025, the Company paid a total of $2,840,677 which satisfied outstanding principal under the 2024 CP BF Convertible Note.

The effective interest rate for the 2024 CP BF Convertible Note was approximately 15.4% for the three and nine months ended September 30, 2025. For the three and nine months ended September 30, 2025, interest expense on the 2024 CP BF Convertible Note totaled $299,719 and $958,406, respectively, consisting of $300,669 and $955,715, respectively, of contractual interest offset by $950 and $2,690, respectively, of amortization of the debt premium.

The following table presents the 2024 CP BF Convertible Note as of September 30, 2025:

Face value of the CP BF convertible notes	$8,758,775
Debt premium, net	8,375
Carrying value of the CP BF convertible notes	8,767,150
Accrued interest	1,320,508
Prepayments made	(3,123,992)
Conversions	(216,284)
Total CP BF convertible notes and accrued interest	$6,747,383

The following table presents the 2024 CP BF Convertible Note as of December 31, 2024:

Face value of the CP BF convertible notes	$8,758,775
Debt premium, net	11,066
Carrying value of the CP BF convertible notes	8,769,841
Accrued interest	369,459
Prepayments made	(283,315)
Conversions	(216,284)
Total CP BF convertible notes and accrued interest	$8,639,701

Notes payable, carried at fair value

Term Notes (Agile)

On July 22, 2024, the Company entered into a subordinated business loan and security agreement (the “July Subordinated Business Loan and Security Agreement”) with Agile Lending, LLC and Agile Capital Funding, LLC as the collateral agent. On July 22, 2024, the Company issued a subordinated secured promissory note (the “July Agile Note”) for an aggregate principal amount of $787,500 and received $750,000 of proceeds, net of administrative agent fees $37,500 to the collateral agent, with a maturity date of February 5, 2025 under the subordinated business loan and security agreement. The loan under the agreement bears interest at a rate of 42% and will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the loan commencing on and including the effective date pursuant to the Agreement’s weekly repayment and amortization schedule.

On September 13, 2024, the Company entered into a subordinated business loan and security agreement (the “September Subordinated Business Loan and Security Agreement”) with Agile Lending, LLC and Agile Capital Funding, LLC as the collateral agent. On September 13, 2024, the Company issued a subordinated secured promissory note (the “September Agile Note”) for an aggregate principal amount of $262,500 and received $250,000 of proceeds, net of administrative agent fees $12,500 to the collateral agent, with a maturity date of March 3, 2025 under the September Note. The September Note bears interest at a rate of 48%, and interest will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the September Note commencing on and including the effective date pursuant to the September Note Agreement’s weekly repayment and amortization schedule.

On December 12, 2024, the Company issued a subordinated secured promissory note (the “December Agile Note”) for an aggregate principal amount of $2,400,000 and received $1,782,438 of proceeds, net of administrative agent fees of $120,000 paid to the collateral agent, and net of payments to Agile Lending, LLC of $319,500 and $178,063 in respect to early prepayment of the remaining outstanding balances of the July Agile Note and September Agile Note, with a maturity date on the December Agile Note of July 10, 2025. The December Agile Note bears interest at a rate of 44%, and interest will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the December Agile Note commencing on and including the effective date pursuant to the December Agile Note Agreement’s weekly repayment and amortization schedule.

Upon the modification on December 12, 2024, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the existing July Agile Note and September Agile Note due to the terms of the December Agile Note being substantially different from the terms of the July and September Agile Notes. As a result, the Company recorded a loss on debt extinguishment of $1,071,563.

On March 31, 2025, the Company issued a subordinated secured promissory note (the “March Agile Note”) for an aggregate principal amount of $4,000,000 and received $2,044,105 of proceeds, net of administrative agent fees of $200,000 paid to the collateral agent, and net of payments to Agile Lending, LLC of $1,755,895 in respect to early prepayment of the remaining outstanding balances of the December Agile Note, with a maturity date on the March Agile Note of November 12, 2025. The March Agile Note bears interest at a rate of 44%, and interest will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the March Agile Note commencing on and including the effective date pursuant to the March Agile Note Agreement’s weekly repayment and amortization schedule.

Upon the modification on March 31, 2025, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the existing December Agile Note due to the terms of the March Agile Note being substantially different from the terms of the December Agile Notes. As a result, the Company recorded a loss on debt extinguishment of $1,769,895.

On June 12, 2025, the Company issued a subordinated secured promissory note (the “June Agile Note”) for an aggregate principal amount of $262,500 and received $250,000 of proceeds, net of administrative agent fees $12,500 to the collateral agent, with a maturity date of December 15, 2025 under the June Note. The June Note bears interest at a rate of 48%, and interest will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the June Note commencing on and including the effective date pursuant to the June Note Agreement’s weekly repayment and amortization schedule.

The July Agile Note, the September Agile Note, the December Agile Note, the March Agile Note, and the June Agile Note are together referred to as the “Agile Notes”.

The collateral under the subordinated business loan and security agreements consist of all of the Company’s goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles (including intellectual property), commercial tort claims, documents, instruments (including any promissory notes), chattel paper (whether tangible or electronic), cash, deposit accounts and other collateral accounts, all certificates of deposit, fixtures, letters of credit rights, securities, and all other investment property, supporting obligations, and financial assets. Upon any Changes in Business or Management, Ownership (as defined in the agreements) or upon an Event of Default (as defined in the agreements), each of the July Agile Note and or the September Agile Note then-outstanding will become accelerated and the Company shall immediately pay to Agile an amount equal to the sum of (i) all outstanding principal of the term loan plus accrued and unpaid interest thereon accrued through the prepayment date, (ii) a Prepayment Fee (as defined in the agreements), plus (iii) all other obligations that are due and payable, including, without limitation, incremental interest at the Default Rate of 5.0% (as defined in the agreements). Additionally, the Company may voluntarily prepay the July Agile Note and or the September Agile Note, in accordance with their terms, in whole or in part at any time. On the date of such prepayment of any principal amounts, the Company will owe to Agile a Prepayment Fee comprising a make-whole premium payment on account of such principal amount prepaid, which shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the maturity date of the respective note, as described above.

The Agile Notes include contingent redemption (put) rights which trigger mandatory prepayment and a make-whole premium upon certain events including an event of default, and defaulted contingent interest upon an event of default.

Due to the contingent redemption put feature and default interest embedded feature within the Agile Notes, the Company elected to account for the Agile Notes at fair value at their respective dates of issuance and in subsequent reporting periods, pursuant to ASC 825 Financial Instruments (“ASC 825”). The Company will record changes in the fair value of the notes that relate to changes in credit risk to other comprehensive income. The remaining changes in fair value, including the component related to accrued interest, will be recorded through the other (income) expense section of the Company’s condensed consolidated statements of operations and comprehensive loss statement in a single line item.

Interest expense on the Agile Notes totaled $817,721 and $1,499,649 for the three and nine months ending September 30, 2025, respectively and is included in the fair value of the notes.

The following presents the Agile Notes as of September 30, 2025:

Fair Value
Balance at December 31, 2024	3,143,000
Issuance of Agile term notes	4,000,000
Loss on restructuring	1,769,895
Repayments in cash	(3,540,800)
Change in fair value	165,905
Balance at March 31, 2025	5,538,000
Issuance of Agile term notes	262,500
Loss on issuance	110,500
Repayments in cash	(1,929,885)
Change in fair value	149,885
Balance at June 30, 2025	4,131,000
Repayments in cash	(1,724,250)
Change in fair value	75,250
Balance at September 30, 2025	$2,482,000

Outstanding principal balance as of September 30, 2025	$2,108,014
Accrued interest as of September 30, 2025	$1,499,649

Convertible Notes (1800 Diagonal)

On August 16, 2024, the Company entered into a securities purchase agreement and promissory note agreement (the “August Securities Purchase Agreement”) with 1800 Diagonal Lending LLC (“Lender”). On August 16, 2024 the Company issued a promissory note (the “August 1800 Diagonal Note”) for an aggregate principal amount of $184,000 and received $152,000 of proceeds, net of an original issue discount of $24,000 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of June 15, 2025. The August Securities Purchase Agreement stipulates that the Company and Lender may mutually agree to enter into additional tranches of promissory notes over the 12 month period commencing on August 16, 2024, up to an aggregate total of $750,000. The stated interest rate on the August Note is 12% per annum, and interest shall accrue on the August Note commencing on and including the issuance date pursuant to the August Agreement’s monthly repayment and amortization schedule.

On September 24, 2024, the Company issued a second promissory note (the “September 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received $100,000 of proceeds, net of an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of July 30, 2025. The stated interest rate on the September Note is 12% per annum, and interest shall accrue on the September Note commencing on and including the issuance date pursuant to the September Note Agreement’s repayment and amortization schedule. On July 23, 2025, the Company exercised its conversion option under the September 1800 Diagonal Note. On the conversion date, the September 1800 Diagonal Note had a fair value of $17,000 and converted into 7,034 shares of the Company’s Class A Common Stock.

On December 10, 2024, the Company issued a third promissory note (the “December 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received $100,000 of proceeds, net of an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of October 15, 2025. The stated interest rate on the December Note is 12% per annum, and interest shall accrue on the December Note commencing on and including the issuance date pursuant to the December Note Agreement’s repayment and amortization schedule. On July 22, 2025, the Company exercised its conversion option under the December 1800 Diagonal Note. On the conversion date, the December 1800 Diagonal Note had a fair value of $58,000 and converted into 19,986 shares of the Company’s Class A Common Stock.

On February 7, 2025, the Company issued a fourth promissory note (the “February 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received $100,000 of proceeds, net of an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of December 15, 2025. The stated interest rate on the February Note is 12% per annum, and interest shall accrue on the February Note commencing on and including the issuance date pursuant to the February Note Agreement’s repayment and amortization schedule. On August 11, 2025, the Company exercised its conversion option under the February 1800 Diagonal Note. On the conversion date, the February 1800 Diagonal Note had a fair value of $80,700 and converted into 32,780 shares of the Company’s Class A Common Stock.

On April 17, 2025, the Company issued a fifth promissory note (the “April 1800 Diagonal Note”) for an aggregate principal amount of $230,000 and received $192,000 of proceeds, net of an original discount of $30,000 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of February 15, 2026. The stated interest rate on the April Note is 12% per annum, and interest shall accrue on the April Note commencing on and including the issuance date pursuant to the April Note Agreement’s repayment and amortization schedule.

On May 9, 2025, the Company issued a sixth promissory note (the “May 1800 Diagonal Note”) for an aggregate principal amount of $163,300 and received $135,000 of proceeds, net of an original discount of $21,300 and issuance costs of $7,000 for due diligence and legal fees, with a maturity date of February 15, 2026. The stated interest rate on the May Note is 12% per annum, and interest shall accrue on the May Note commencing on and including the issuance date pursuant to the May Note Agreement’s repayment and amortization schedule.

On July 23, 2025, the Company issued a seventh promissory note (the “July 1800 Diagonal Note”) for an aggregate principal amount of $295,500 and received $250,000 of proceeds, net of an original discount of $38,500 and issuance costs of $7,000 for due diligence and legal fees, with a maturity date of May 30, 2026. The stated interest rate on the May Note is 12% per annum, and interest shall accrue on the July Note commencing on and including the issuance date pursuant to the July Note Agreement’s repayment and amortization schedule.

On September 12, 2025, the Company issued an eighth promissory note (the “September 1800 Diagonal Note”) for an aggregate principal amount of $151,800 and received $125,000 of proceeds, net of an original discount of $19,800 and issuance costs of $7,000 for due diligence and legal fees, with a maturity date of June 15, 2026. The stated interest rate on the September Note is 14% per annum, and interest shall accrue on the September Note commencing on and including the issuance date pursuant to the September Note Agreement’s repayment and amortization schedule.

The April 1800 Diagonal Note, the May 1800 Diagonal Note, the July 1800 Diagonal Note, and the September 1800 Diagonal Note are together referred to as the “1800 Diagonal Notes”.

Upon an event of default, as defined in the agreements, all or any portion of the 1800 Diagonal Notes that are then-outstanding, may become convertible at the option of the Lender into fully paid and non-assessable shares of the Company’s Common Stock up to 4.99% of the Company’s outstanding shares of Common Stock. The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

The 1800 Diagonal Notes include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default.

Due to these embedded features within the 1800 Diagonal Notes, the Company elected to account for the 1800 Diagonal Notes at fair value at their respective dates of issuance and in subsequent reporting periods, pursuant to ASC 825 Financial Instruments (“ASC 825”). The Company will record changes in the fair value of the notes that relate to changes in credit risk to other comprehensive income. The remaining changes in fair value, including the component related to accrued interest, will be recorded through the other (income) expense section of the Company’s condensed consolidated statements of operations and comprehensive loss statement in a single line item.

Interest expense on the 1800 Diagonal Notes totaled approximately $54,835 and $71,505 for the three and nine months ending September 30, 2025 and is included in the fair value of the notes.

The following table presents the 1800 Diagonal Notes as of September 30, 2025:

Fair Value
Balance at December 31, 2024	$432,000
Issuance of 1800 Diagonal convertible notes	124,200
Loss on debt issuance	21,800
Repayments in cash	(145,286)
Change in fair value	(21,714)
Balance at March 31, 2025	411,000
Issuance of 1800 Diagonal convertible notes	393,300
Loss on debt issuance	58,700
Repayments in cash	(316,719)
Change in fair value	(16,281)
Balance at June 30, 2025	530,000
Issuance of 1800 Diagonal convertible notes	447,350
Loss on debt issuance	65,650
Repayments in cash	(65,589)
Change in fair value	4,190
Conversions	(156,600)
Balance at September 30, 2025	$825,000

Outstanding principal balance as of September 30, 2025	$732,684
Accrued interest as of September 30, 2025	$71,505

Private Placement Offering (3i, LP)

On June 27, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, 3i, LP (the “Buyer”) for the issuance and sale in a private placement (the “Private Placement Offering”) of senior secured convertible notes of the Company, in the aggregate original principal amount of $11,000,000 (the “Private Placement Convertible Notes”) which Notes shall be convertible into shares of the Company’s Class A Common Stock, par value $0.0001 (the shares of Common Stock issuable pursuant to the terms of the Notes, including, without limitation, upon conversion or otherwise, collectively, the “Conversion Shares”), in accordance with the terms of the Notes. In connection with the Offering, the Company has also entered into a letter agreement dated April 30, 2025 (the “Letter Agreement”) with Rodman & Renshaw LLC as the exclusive financial advisor (the “Financial Advisor”) pursuant to which the Company has agreed to issue financial advisor warrants to purchase up to an aggregate of 21,212 shares of Common Stock (the “Financial Advisor Warrants”, together with the Buyer Warrants, the “Private Placement Warrants”). The Private Placement Offering closed on June 30, 2025 (the “Closing Date”). Refer to Note 16 - Equity, for further description of the Warrants issued in the Private Placement Offering.

On June 30, 2025, the parties conducted the initial closing pursuant to the terms of the Purchase Agreement. The Company issued an initial Note (the “June 3i Note”) in the aggregate original principal amount of $2,200,000 against the aggregate maximum under the Purchase Agreement with an initial conversion price of $2.50 per share and a warrant to initially acquire up to 67,124 shares of Common Stock (the “Buyer Warrants”) (as exercised, collectively, the “Warrant Shares”) at an exercise price of $2.50 per share. The Company received proceeds of $1,725,000, net of original issue discount and issuance fees and costs. The Company intends to use the net proceeds received from the Offering for general corporate purposes and working capital.

The Notes were issued with an original issue discount of 10.0% and accrue interest at a rate of 10.0% per annum. The Notes mature twelve (12) months from the date of issuance, June 30, 2026 (the “Maturity Date”), unless extended pursuant to the terms thereof. The Notes are convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to quotient of the Conversion Amount divided by (y) the Conversion Price (the “Conversion Rate”). At no time may the Buyer hold more than 4.99% (or up to 9.99% at the election of the Buyers pursuant to the Notes) of the outstanding Common Stock. The conversion price of the Note is subject to a floor price of $0.11.

On August 19, 2025, the parties held an additional closing pursuant to the terms of the Purchase Agreement (the “Second Closing”). The Company issued an additional note (the “August 3i Note”) in the original principal amount of $2,200,000, with an initial conversion price equal to $2.50 per share and issuance date of August 19, 2025 (the Additional Note and the Initial Note, are collectively referred to herein as the “Notes”), and Additional Warrants to purchase up to 126,107 shares of Common Stock, at an initial exercise price equal to $2.50 per share (the “Additional Warrants and the Initial Buyer Warrants, are collectively referred to herein as the “Buyer Warrants”), in the Second Closing. The Additional Note matures on August 19, 2026. Other than the maturity date of the Additional Note and Additional Warrants, respectively, the Additional Note and Additional Warrants have the same terms as those issued on the Initial Closing Date. The initial net proceeds to the Company from the August 2025 Note were approximately $1.762 million, after the original issuance discount and deducting financial advisory fees and estimated offering expenses payable by the Company. The Company intends to use the net proceeds received from the Offering for general corporate purposes and working capital.

The August 2025 Note was issued with an original issue discount of 10.0% (the “OID”), as was the Note issued on the Initial Closing Date and accrue interest at a rate of 10.0% per annum. The August 2025 Note matures 12 months from the date of issuance (the “Maturity Date”), unless extended pursuant to the terms thereof. The Notes are convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to quotient of the Conversion Amount divided by (y) the Conversion Price (the “Conversion Rate”). At no time may the Buyer hold more than 4.99% (or up to 9.99% at the election of the Buyers pursuant to the Notes) of the outstanding Common Stock. The conversion price of the Additional Note is subject to a floor price of $1.10.

In addition, if an Event of Default (as defined in the Notes) has occurred under the Notes, the Buyer may elect convert (each, an “Alternate Conversion”, and the date of such Alternate Conversion, each, an “Alternate Conversion Date”) all, or any part of, the Conversion Amount (such portion of the Conversion Amount subject to such Alternate Conversion, the “Alternate Conversion Amount”) into shares of Common Stock at a conversion rate equal to the quotient of (x) the product of (A) the Redemption Premium and (B) the Alternate Conversion Amount, divided by (y) the Alternate Conversion Price (the “Alternate Conversion Rate”). Upon the occurrence of an Event of Default, the Company is required to deliver written notice to the Buyer within one (1) business day (an “Event of Default Notice”). At any time after the earlier of (a) the Buyer’s receipt of an Event of Default Notice, and (b) the Buyer becoming aware of an Event of Default, the Buyer may require the Company to redeem all or any portion of the Notes at a 15% premium. Beginning the earlier to occur of (x) the Effective Date (as defined in the Registration Rights Agreement) of the initial Registration Statement filed pursuant to the Registration Rights Agreement and (y) August 1, 2025, and thereafter, the first Trading Day of the calendar month immediately following (each an “Installment Date”) until the Maturity Date, the Company shall repay the Buyer approximately $183,333 towards the principal balance of the Notes and any accrued and unpaid interest in cash or, provided certain conditions are satisfied, shares of Common Stock, at the Company’s option (collectively, the “Installment Amount”). In connection with a “Change of Control”, the Buyer shall have the right to require the Company to redeem part or all of the Notes outstanding in cash, at the highest calculation of the Change of Control Redemption Price, each of which is outlined in their entirety within the Notes.

The Private Placement Convertible Notes include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default.

Due to these embedded features within the Private Placement Convertible Notes, the Company elected to account for the Private Placement Convertible Notes at fair value at their respective dates of issuance and in subsequent reporting periods, pursuant to ASC 825 Financial Instruments (“ASC 825”). The Company will record changes in the fair value of the notes that relate to changes in credit risk to other comprehensive income. The remaining changes in fair value, including the component related to accrued interest, will be recorded through the other (income) expense section of the Company’s condensed consolidated statements of operations and comprehensive loss statement in a single line item.

Interest expense on the Private Placement Convertible Notes totaled approximately $1,193,231 for the three and nine months ending September 30, 2025 and is included in the fair value of the notes.

The following table presents the Private Placement Convertible Notes as of September 30, 2025:

Fair Value
Balance at December 31, 2024	$—
Balance at March 31, 2025	—
Issuance of Private Placement Convertible Notes	2,200,000
Loss on debt issuance	476,000
Balance at June 30, 2025	2,676,000
Issuance of Private Placement Convertible Notes	2,000,000
Loss on debt issuance	1,083,000
Repayments in cash	$(1,291,516)
Change in fair value	$(514,338)
Conversions	$(1,649,146)
Balance at September 30, 2025	$2,304,000

Outstanding principal balance as of September 30, 2025	$2,750,853
Accrued interest as of September 30, 2025	$1,193,231

14. Debt

Convertible Notes

Convertible Notes - Related Party

On March 21, 2022, the Company issued a subordinated convertible promissory note (“Old Alco Note”) for a principal sum of $2,000,000 to Alco Investment Company (“Alco”), a related party. Alco held approximately 5% of the issued equity of the Company, through its ownership of Series A preferred stock. The Old Alco Note bore interest at a rate of 15% per annum until exchanged. The outstanding principal and accrued interest were due and payable on December 31, 2023 (“Original Maturity Date”), provided that, Alco could elect to extend the Original Maturity Date up to two times by additional 12-month increments by delivering written notice to the Company prior to the Original Maturity Date of such election. The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.

The embedded redemption put feature upon an Equity Financing is not clearly and closely related to the debt host instrument, was separated from the debt host and initially measured at fair value. Subsequent changes in fair value of the feature are recognized in the Consolidated Statement of Operations. The fair value (see Note 8 - Fair Value Measurements) of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative.

Discounts to the principal amounts were included in the carrying value of the Old Alco Note and amortized to interest expense over the remaining term of the underlying debt. During 2022, the Company recorded a $151,000 debt discount upon issuance of the Old Alco Note. For the year ended December 31, 2022, interest expense on the Old Alco Note totaled $124,621, comprised of $100,274 of contractual interest and $24,347 for the amortization of the discount. The effective interest rate was 20% prior to the exchange of the Old Alco Note as noted below.

On July 19, 2022, the Company and Alco entered into an exchange agreement whereby Alco and the Company agreed to the cancellation of the Old Alco Note in exchange for the issuance of a new subordinated convertible promissory note in the principal amount of $2,101,744 (representing the principal amount plus accrued interest under the Old Alco Note) (the “New Alco Note”). In accordance with ASC 470 Debt, the Company treated the Old Alco Note as extinguished and recognized a loss on debt extinguishment of $56,653, determined by the sum of the fair value of the New Alco Note in excess of the carrying value of the Old Alco Note less the bifurcated embedded derivative liability at the time of the modification.

Between July and September 2022, the Company issued additional subordinated convertible notes (together with the New Alco Note, the “2022 Related Party Convertible Notes”) for an aggregate amount of $4,200,538 to related parties Alco, Mason Ward and DNX. Between March and September 2023, the Company issued additional subordinate convertible notes (together with the 2022 Related Party Convertible Notes, the “Related Party Convertible Notes”) for an aggregate amount of $2,583,000 to related parties Alco, Mason Ward, DNX and William Bryant. DNX held in excess of 5% of the issued equity of the Company, through its ownership of Series A preferred stock. William Bryant will become a member of the Board of Directors upon completion of the Merger. The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.

The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see Note 8 - Fair Value Measurements).

Discounts to the principal amounts are included in the carrying value of the Related Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During the year ended December 31, 2023, the Company recorded a $1,126,451 debt discount upon issuance of additional Related Party Convertible Notes. For the year ended December 31, 2023, interest expense on the Related Party Convertible Notes totaled $2,307,013, comprised of $464,071 of contractual interest and $1,842,942 for the amortization of the discount.

March 2023 Amendment

In March 2023, the Related Party Convertible Notes were amended to extend the maturity to December 31, 2023. The Company evaluated the terms of the First Amendment in accordance with ASC 470-60, Troubled Debt Restructurings, and ASC 470-50, Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.

Conversion of Related Party Convertible Notes

On December 14, 2023, all outstanding principal and accrued interest, net of the remaining debt discount, related to the Related Party Convertible Notes, totaling $7,271,368 converted into 2,293 shares the Company’s Class A Common Stock pursuant to the close of the Merger Agreement and application of the exchange ratio.

Convertible Notes - Third Party

Between July and September 2022, the Company issued additional subordinated convertible notes (the “2022 Third Party Convertible Notes”) for an aggregate amount of $1,761,206 to third-party creditors. Between March and September 2023, the Company issued additional subordinate convertible notes (together with the 2022 Third Party Convertible Notes, the “Third Party Convertible Notes”) for an aggregate amount of $1,435,000 to third-party creditors. The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.

The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see Note 8 - Fair Value Measurements).

Discounts to the principal amounts are included in the carrying value of the Third Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During the year ended December 31, 2023, the Company recorded a $559,390 debt discount upon issuance of additional Third Party Convertible Notes. For the year ended December 31, 2023, interest expense on the Third Party Convertible Notes totaled $1,063,093, comprised of $188,059 of contractual interest and $875,034 for the amortization of the discount.

March 2023 Amendment

In March 2023, the 2022 Related Party Convertible Notes were amended to extend the maturity to December 31, 2023. The Company evaluated the terms of the First Amendment in accordance with ASC 470-60, Troubled Debt Restructurings, and ASC 470-50, Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.

Conversion of Third Party Convertible Notes

On December 14, 2023, all outstanding principal and accrued interest, net of the remaining debt discount, related to the Third Party Convertible Notes, totaling $3,346,232 converted into 1,060 shares the Company’s Class A Common Stock pursuant to the close of the Merger Agreement and application of the exchange ratio.

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,783,538	$3,196,206
Debt discount, net	(131,867)	(83,688)
Carrying value of the convertible notes	6,651,671	3,112,518
Accrued interest	619,697	233,714
Conversion of convertible notes	(7,271,368)	(3,346,232)
Total convertible notes and accrued interest	$—	$—

Promissory Notes

Promissory Notes - Related Party

On August 30, 2023, the Company issued a subordinate promissory note (“Alco August Promissory Note”) in the aggregate principal amount of $150,000 to Alco Investment Company, a related party. Alco held its ownership of over 10% of the issued equity of the Company, through its ownership of Series A preferred stock. The Alco August Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on April 29, 2024. The Company recorded a $3,711 debt discount upon issuance of the Alco August Promissory Note. For the year ended December 31, 2024, interest expense on the Alco August Promissory Note totaled $11,284, comprised of $8,022 of contractual accrued interest and $3,261 for the amortization of the discount. For the year ended December 31, 2023, interest expense on the Alco August Promissory Note totaled $4,494, comprised of $4,044 of contractual accrued interest and $450 for the amortization of the discount. As of December 31, 2024 the Alco August Promissory Note was converted in full (see below). As of December 31, 2023, $150,000 of principal and $4,044 of accrued interest was outstanding under the Alco August Promissory Note recorded in note payable - related party, net of discount on the consolidated balance sheets.

On September 13, 2023, the Company issued a subordinate promissory note (“Alco September Promissory Note”) in the aggregate principal amount of up to $1,500,000 to Alco Investment Company, a related party. The Alco September Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest were due and payable on September 30, 2024, however the due date was extended and the debt subsequently settled (see below). The Company recorded $8,588 of debt issuance costs and a $638,808 debt discount upon issuance of the Alco September Promissory Note, relating to the share transfer agreements, see below. For the year ended December 31, 2024, interest expense on the Alco September Promissory Note totaled $283,188, comprised of $92,822 of contractual accrued interest and $190,366 for the amortization of the discount. For the year ended December 31, 2023, interest expense on the Alco September Promissory Note totaled $478,815, comprised of $30,575 of contractual accrued interest and $448,240 for the amortization of the discount. As of December 31, 2024 the Alco September Promissory Note was converted in full (see below). As of December 31, 2023, $1,500,000 of principal and $30,575 of accrued interest was outstanding under the Alco September Promissory Note recorded in note payable - related party, net of discount on the consolidated balance sheets.

On November 16, 2023, the Company issued a subordinate promissory note (“Alco November Promissory Note”) in the aggregate principal amount of up to $750,000 to Alco Investment Company, a related party. The Alco November Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest were due and payable on April 13, 2024, however the due date was extended and the debt subsequently settled (see below). The Company recorded a $363,905 debt discount upon issuance of the Alco November Promissory Note relating to the share transfer agreements, see below. For the year ended December 31, 2024, interest expense on the Alco November Promissory Note totaled $321,189, comprised of $43,891 of contractual accrued interest and $277,298 for the amortization of the discount. For the year ended December 31, 2023, interest expense on the Alco November Promissory Note totaled $94,005, comprised of $7,397 of contractual accrued interest and $86,608 for the amortization of the discount. As of December 31, 2024 the Alco November Promissory Note was converted in full (see below). As of December 31, 2023, $750,000 of principal and $7,397 of accrued interest was outstanding under the Alco November Promissory Note recorded in note payable - related party, net of discount on the consolidated balance sheets.

On December 13, 2023, the Company issued a subordinate promissory note (“Alco December Promissory Note”) in the aggregate principal amount of up to $2,000,000 to Alco Investment Company, a related party. The Alco December Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on December 31, 2024. The Company recorded a $1,496,252 debt discount upon issuance of the Alco December Promissory Note, relating to the share transfer agreements, see below. For the year ended December 31, 2024, interest expense on the Alco December Promissory Note totaled $936,941, comprised of $117,040 of contractual accrued interest and $819,901 for the amortization of the discount. For the year ended December 31, 2023, interest expense on the Alco December Promissory Note totaled $39,087, comprised of $7,890 of contractual accrued interest and $31,197 for the amortization of the discount. As of December 31, 2024 the Alco December Promissory Note was converted in full (see below). As of December 31, 2023, $2,000,000 of principal and $7,890 of accrued interest was outstanding under the Alco December Promissory Note recorded in note payable – related party, net of discount on the consolidated balance sheets.

In connection with the issuances of the Alco September, November, and December Promissory Notes, the Company, 7GC and the Sponsor entered into share transfer agreements (the “Alco Share Transfer Agreements”) with Alco Investment Company. Pursuant to which for each $5,000.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $5,000.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 300,150, and 1,200, respectively. Pursuant to the Alco Share Transfer Agreements, the shares are subject to an 180-day lock-up period upon issuance of the shares.

For the Alco Share Transfer Agreements, the Company considered the guidance under ASC 815, Derivatives and Hedging, and determined that the Investor Shares underlying each of the Share Transfer Agreements described above, met the definition of a freestanding financial instrument and are not precluded from being considered indexed to the Company’s common stock. The Company determined that these shares represent a freestanding equity contract issued to the lender, resulting in a discount recorded on the notes when they are issued.

Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized if the contracts continue to be classified in equity. The measurement of fair value was determined utilizing various put option models in estimating the discount lack of marketability (the “DLOM”) applied to the public share price as the shares underlying each of the Share Transfer Agreements are subject to a lock-up period pursuant to each agreement, to estimate the fair value of the shares transferred. Option pricing models assume that the cost to purchase a stock option relates directly to the measurement of the DLOM. The logic behind these models is that investors may be able to quantify this price risk, due to lack of marketability, over a particular holding period where price volatility is usually estimated as a proxy for risk. The inputs and assumptions utilized in the fair value estimation included the Company’s stock price on the measurement date, a DLOM as described above, the number of shares pursuant to each Share Transfer Agreement, and a probability weighted factor for the Company’s expected percentage of completing its Business Combination, at each Share Transfer Agreement date.

For the Alco September Promissory Note, of which $1,000,000 was drawn on September 13, 2023, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 272 days (approximately 0.77 years) measured from the date of issuance of the $1,000,000 of proceeds under the September Note through the issuance of the shares under the Alco October Share Transfer Agreement on December 14, 2023 at which time the 180-day lock-up period commenced; a re-levered equity volatility estimated using guideline public companies of 54.0%; and a risk-free rate commensurate with the term of 5.3%. The put option models provided a DLOM range of 10.7% to 16.0% and the concluded DLOM was estimated to be 12.5%. The Company’s expected percentage of completing the Merger on this date was 80%.

For the remaining $500,000 drawn on the Alco September Promissory Note on October 3, 2023, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 252 days (approximately 0.72 years) measured from the date of issuance of the remaining $500,000 of proceeds under the September Note through the issuance of the shares under the Alco October Share Transfer Agreement on December 14, 2023 at which time the 180-day lock-up period commenced; a re-levered equity volatility estimated using guideline public companies of 52.0%; and a risk-free rate commensurate with the term of 5.4%. The put option models provided a DLOM range of 10.0% to 15.0% and the concluded DLOM was estimated to be 11.5%. The Company’s expected percentage of completing the Merger on this date was 80%.

For the Alco November Promissory Note, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 208 days (approximately 0.60 years) measured from the issuance date of the November Note through the issuance of the shares under the November 2023 Share Transfer Agreement on December 14, 2023 at which time the 180-day lock-up period commenced; a re-levered equity volatility estimated using guideline public companies of 54.0%; and a risk-free rate commensurate with the term of 5.2%. The put option models provided a DLOM range of 9.5% to 15.0% and the concluded DLOM was estimated to be 11.5%. The Company’s expected percentage of completing the Merger on this date was 100%.

For the Alco December Promissory Note, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 180 days (approximately 0.49 years) measured from the issuance date of the December Note through the issuance of the shares under the December 2023 Share Transfer Agreement on December 14, 2023 at which time the 180-day lock-up period commenced; a re-levered equity volatility estimated using guideline public companies of 47.0%; and a risk-free rate commensurate with the term of 5.2%. The put option models provided a DLOM range of 7.5% to 12.0% and the concluded DLOM was estimated to be 9.0%. The Company’s expected percentage of completing its Business Combination on this date was 100%.

April 2024 and May 2024 Amendment

On April 18, 2024, the Company amended the Alco August Promissory Note and Alco November Promissory Note to extend the maturity dates of each note to May 31, 2024 (the “Alco April 2024 Amendment”). On May 30, 2024, both parties agreed to again amend the Alco August Promissory Note and Alco November Promissory Note to further amend the maturity date to the earlier of (a) August 29, 2024 or (b) the closing of the next transaction (an “Offering”) in which the Company sells any of its Common Stock for cash with net proceeds of $4,000,000 or greater or if the holder acquires Common Stock in an amount not less than the then outstanding balance of the Alco August Promissory Note and Alco November Promissory Note (the “Alco May 2024 Amendment”). The Company evaluated the terms of both the Alco April 2024 Amendment and Alco May 2024 Amendment (the “Alco 2024 Amendments”) in accordance with ASC 470-60, Troubled Debt Restructurings, and ASC 470-50, Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the Alco 2024 Amendments. Accordingly, the Company accounted for the Alco 2024 Amendments as troubled debt restructurings by calculating a new effective interest rate for the Alco 2024 Amendments based on the carrying amount of the debt and the present value of the revised future cash flows payment streams. The troubled debt restructurings did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.

September 2024 Alco Promissory Note Conversion and Settlement

On September 19, 2024, the Company and Alco agreed to convert an aggregate balance of $4,711,681 of debt inclusive of principal and accrued interest, representing the aggregate total balance outstanding to Alco as of that date (excluding the carrying value of debt discounts), into 28,242 shares of Class A Common Stock, Warrants to purchase up to 133,134 shares of Class A Common Stock and Pre-Funded Warrants to purchase up to 104,892 shares of Class A Common Stock (collectively, the “Alco Securities”), and in full settlement of the balance outstanding to Alco. The Company recognized the issuance of the Alco Securities, on September 19, 2024, in full settlement of all amounts owing to Alco. The grant date fair value of the Class A Common Stock, Warrants to purchase shares of Class A Common Stock and Pre-Funded Warrants to purchase shares of Class A Common Stock, were determined to be $1,098,614, $3,687,812, and $4,080,194, respectively. As a result of this transaction, the Company recognized a loss on extinguishment of $4,808,882, as of September 23, 2024, which was recognized as loss on conversion and settlement of Alco promissory notes per the condensed consolidated statement of operations.

Promissory Notes - 7GC

The Company assumed two promissory notes in connection with the Merger which remained outstanding as of December 31, 2023. On February 9, 2024, the $2,540,091 balance was converted into 1,781 shares the Company’s Class A Common Stock pursuant to the terms in the 7GC Promissory Notes.

Promissory Note - GEM

On December 14, 2023, the Company and GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) agreed to terminate in its entirety the GEM Agreement, pursuant to which GEM was to purchase from the Company shares of common stock having an aggregate value up to $100,000,000 and the Company was required to make and execute a warrant (“GEM Warrant”). The Company’s obligation to issue the GEM Warrant remained, granting GEM the right to purchase Class A Common Stock in an amount equal to 3% of the total number of equity interests outstanding as of the Closing, calculated on a fully diluted basis, at an exercise price on the terms and conditions set forth therein, in exchange for issuance of a $2.0 million convertible debenture with a five-year maturity and 0% coupon. Due to the determination of the final terms of the planned $2.0 million convertible debenture having not been finalized, nor the final agreement related to the convertible debenture having been executed, as of December 31, 2023, the Company recognized, concurrent with the close of the merger, a liability for the GEM commitment fee, along with a corresponding GEM commitment fee expense, in the amount of $2.0 million.

On February 5, 2024, the Company and GEM entered into a settlement agreement (the “GEM Settlement Agreement”), pursuant to which (a) the Company and GEM agreed to (i) settle the Company’s obligations under and terminate the binding term sheet entered into between Legacy Banzai and GEM, dated December 13, 2023, and (ii) terminate the share repurchase agreement, dated May 27, 2022, by and among the Company and GEM, and (b) the Company (i) agreed to pay GEM $1.2 million in cash within three business days of the GEM Settlement Agreement and (ii) issued to GEM, on February 5, 2024, an unsecured promissory zero coupon note in the amount of $1.0 million, payable in monthly installments of $100,000 beginning on March 1, 2024, with the final payment to be made on December 1, 2024 (the “GEM Promissory Note”). The Company paid GEM the $1.2 million in cash in February 2024.

The GEM Promissory Note provides that, in the event the Company fails to make a required monthly payment when due, the Company shall issue to GEM a number of shares of Class A Common Stock equal to the monthly payment amount divided by the VWAP of the Class A Common Stock for the trading day immediately preceding the applicable payment due date. In addition, the Company agreed to register on a registration statement 4,000 shares of Class A Common Stock that may be issuable under the terms of the GEM Promissory Note. The GEM Promissory Note contains customary events of default. If an event of default occurs, GEM may, at its option, demand from the Company immediate payment of any outstanding balance under the GEM Promissory Note.

As of December 31, 2024, the Company has issued an aggregate of 19,000 shares of Class A Common Stock to GEM in lieu of monthly payment obligations and the remaining balance of the GEM Promissory Note as of December 31, 2024 is $215,057 recorded in the convertible notes line on the consolidated balance sheet. The Company notes the GEM Promissory Note is in default as the Company failed to make the required payments under the agreement. The remaining balance of $215,057 outstanding as of December 31, 2024 was settled in cash during Q1 2025 and there is no outstanding balance as of March 31, 2025.

Convertible Promissory Notes (Yorkville)

On December 14, 2023, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”), (refer to Note 18 - Equity for further details), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $3,500,000, $2,000,000 of which was funded at the Closing in exchange for the issuance by the Company of a Convertible Promissory Note (the “December Yorkville Convertible Note”). The Company received net proceeds of $1,800,000 after a non-cash original issue discount of $200,000.

On February 5, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA Supplemental Agreement”) to increase the amount of convertible promissory notes allowed to be issued under SEPA by $1,000,000 (the “Additional Pre-Paid Advance Amount”), for an aggregate principal amount of $4,500,000 to be advanced by Yorkville to the Company in the form of convertible promissory notes. On February 5, 2024 in exchange for a promissory note in the principal amount of $1,000,000 (the “February Yorkville Promissory Note”), with the same terms as the December Yorkville Convertible Note, the Company received net proceeds of $900,000 after an original issue discount of $100,000.

On March 26, 2024, the Company, in exchange for a convertible promissory note with a principal amount of $1,500,000 (the “March Yorkville Promissory Note” and, together with the December Yorkville Convertible Note and February Yorkville Promissory Note the” Yorkville Promissory Notes”), received net proceeds of $1,250,000 after an original issue discount of $250,000 from Yorkville.

On May 3, 2024, the Company and Yorkville entered into a Debt Repayment Agreement (the “Original Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes. Under the Original Debt Repayment Agreement, Yorkville agreed that, upon completion of a Company registered offering and repayment of an aggregate $2,000,000 outstanding under the Yorkville Promissory Notes (the “Original Repayment Amount”), Yorkville would not deliver to the Company any Investor Notice (as defined in the SEPA) and would not exercise its right to convert the remainder of the amount outstanding under the Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter. Under the Original Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $200,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice (as defined in the SEPA) for shares of the Company’s Class A common stock, par value $0.0001 per share. The Debt Repayment Agreement was conditioned on the completion of the offering by June 2, 2024.

On May 22, 2024, the Company and Yorkville entered into an Amended and Restated Debt Repayment Agreement (the “Amended Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes, which amends and restates the Original Debt Repayment Agreement. Under the Amended Debt Repayment Agreement, Yorkville has agreed that, upon completion of a registered offering and repayment of an aggregate $750,000 outstanding under the Yorkville Promissory Notes (the “Amended Repayment Amount”), Yorkville will not deliver to the Company any Investor Notice (as defined in the SEPA) and will not exercise its right to convert the remainder of the amount outstanding under the Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter (the “Stand-still Period”); provided that the Company will seek any consents necessary to allow Yorkville to issue Investor Notices or exercise its right to convert the remainder of the amount outstanding under the Promissory Notes after a period of 60 days following the closing of the offering. Under the Amended Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $75,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice for shares of Class A Common Stock (the “Q2 Prepayment Premium”). The Amended Debt Repayment Agreement was conditioned on the completion of the offering by May 29, 2024, which condition was satisfied upon the closing of the offering on May 28, 2024 (the “May 2024 Offering”).

Pursuant to the terms of the Amended Repayment Agreement, the Company made a cash principal payment of $750,000 on May 31, 2024 (the “Repayment Date”), and issued an Advance Notice for the purchase of 1,200 shares of Class A Common Stock (the “Premium Advance Shares”) (representing the number of shares the Company reasonably believed would be sufficient to result in net proceeds of $75,000 as of the Repayment Date) (the “Premium Advance”). The total purchase price for the Premium Advance was $110,040, of which $75,000 was applied in satisfaction of the Payment Premium, and the remaining $35,040 was paid by Yorkville to the Company in cash (the “Cash Surplus”). The Premium Advance Shares were recorded at fair value totaling $115,800 on the Repayment Date, and the excess of fair value over the Cash Surplus was recorded to the consolidated statement of operations in line Yorkville prepayment premium expense.

On September 20, 2024, the Company entered into a Floor Price Reduction Agreement (the “Floor Price Reduction Agreement”) with Yorkville. The Company and Yorkville, pursuant to the Floor Price Adjustment Agreement, agreed to amend and restate the prior repayment agreements such that the outstanding principal under the Amended Debt Repayment Agreement was reduced to $0.7 million, with no remaining interest, the floor price, as described in the Outstanding Promissory Notes, was adjusted to $2.00, and the maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025.

The Yorkville Promissory Notes have a maturity date (as modified by the Floor Price Reduction Agreement) of January 17, 2025, and accrue interest at 0% per annum, subject to an increase to 18% per annum upon events of default as defined in the agreement. As of December 31, 2024, no events of default have occurred.

Yorkville has the right to convert any portion of the outstanding principal into shares of Class A common stock at any time subsequent to the Stand-still Period through maturity. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by Yorkville) divided by the Conversion Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 18). Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 9.99% of the total number of shares of Class A common stock outstanding after giving effect to such conversion.

Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 10% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Class A common stock is less than the Fixed Price.

Upon the occurrence of certain triggering events, as defined in the Yorkville Promissory Notes agreement (each an “Amortization Event”), the Company may be required to make monthly repayments of amounts outstanding under the Yorkville Promissory Notes, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date.

During January 2024, the Company’s stock price per share fell below the then in effect Floor Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 15) of $2.00 for five trading days during a period of seven consecutive trading days (an Amortization Event under the terms of the December Yorkville Convertible Note agreement), thus triggering amortization payments under the terms of the December Yorkville Convertible Note. On January 24, 2024, Yorkville agreed to waive the Amortization Event trigger, prior to the date upon which any amortization payment would have been required. As discussed in the definitions below, the Floor Price was reset on February 14, 2024, in conjunction with the effective date of the Company’s Registration Statement, at a price of $0.294 per share of Common Stock, thus curing the Amortization Event condition.

During the year ended December 31, 2024, $2,000,000 of the full outstanding principal under the December Yorkville Convertible Note, respectively, was converted into 27,539 shares of Class A Common stock of the Company. During the year ended December 31, 2024, the full principal amount of $1,000,000 under the February Yorkville Promissory Note was converted into 2,891 Class A Common stock of the Company. During the year ended December 31, 2024, the full outstanding principal amount of $750,000 under the March Yorkville Promissory Note was converted into 14,986, Class A Common stock of the Company.

As of December 31, 2024 and December 31, 2023, the principal amount outstanding under the Yorkville Promissory Notes was $0 and $2,000,000, respectively. During the year ended December 31, 2024, the Company recorded interest expense of $80,760 in connection with the Yorkville Promissory Notes, all of which was related to the Premium Advance.

The Yorkville Promissory Notes are required to be measured at fair value pursuant to ASC 480 Distinguishing Liabilities from Equity (“ASC 480”) at the date of issuances and in subsequent reporting periods, due to the variable share-settled feature described above in which, if converted, the value to be received by Yorkville fluctuates based on something other than the fair value of the Company’s common stock. The fair value of the Yorkville Promissory Notes as of December 31, 2024 and December 31, 2023 was $0 and $1,766,000, respectively. The Company used a Monte Carlo simulation model in order to determine the Yorkville Promissory Note’s fair value at December 31, 2023, with the following inputs: the fair value of the Company’s common stock of $1.88 on December 31, 2023, estimated equity volatility of 71%, the time to maturity of 0.46 years, a discounted market interest rate of 14%, a risk free rate of 5.28%, and probability of optional redemption 10.0%.

During the year ended December 31, 2024 and 2023, the Company recorded a loss of $693,000 and a gain of $34,000, respectively, related to the change in fair value of the Yorkville Promissory Notes liability, respectively. As of December 31, 2024, the full outstanding balances of the Yorkville Promissory Notes have been converted into the Company’s Class A Common stock and repaid.

Term and Convertible Notes (CP BF) - related party

During 2021, the Company entered into a loan agreement with CP BF Lending, LLC (“CP BF”) comprised of a Term Note and a Convertible Note. The Term Note bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind (“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Note together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Note accrues PIK interest cumulatively at a rate of 15.5% per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a fixed conversion price of $133.64 per unit. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date.

Additionally, the Company may voluntarily prepay the Principal of the Loans, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued and unpaid Cash Interest with respect to the principal amount so prepaid through the date the prepayment is made; (ii) if such prepayment is prior to the twelve-month anniversary of the Closing Date, all unpaid interest (including for the avoidance of doubt, PIK Interest and Cash Interest) with respect to the principal amount so prepaid that would have been due and payable on or prior to the twelve-month anniversary of the Closing Date had the Loans remained outstanding until such twelve-month anniversary date (the “Yield Maintenance Premium”); (iii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the Loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the Loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iv) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid.

The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement. The Loan Agreement is secured by a first-priority Lien (subject to Permitted Liens) on and security interest in the Collateral pursuant to the terms of the Collateral Documents. The Loan Agreement named Joseph Davy, CEO, as Guarantor, and per the term of the Loan Agreement, he is willing to guarantee the full payment, performance and collection of all of the Credit Parties’ obligations thereunder and under the Loan Agreement, all as further set forth therein.

For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.

Upon the occurrence of an Event of Default, and at any time thereafter unless and until such Event of Default has been waived by CP BF or cured to the satisfaction of Lender, subject to the exercise of customary commercial underwriting standards in determining such satisfaction, Lender may, without notice or demand to the Credit Parties declare the unpaid principal of and any accrued interest shall be immediately due and payable. While the Company and the Lender are engaged in good faith discussions to resolve these matters, no agreement to resolve such matters has been reached and all of the Loans remain in default for the reasons stated above, and the Lender is not presently exercising remedies, which the Lender reserves the right to so do at any time.

On February 19, 2021, the Company capitalized $310,589 and $71,674 of costs associated with the issuance of the Term Note and Convertible Notes, respectively, and amortizes these costs to interest expense over the term of the debt, using the effective interest method. The capitalized debt issuance costs are presented as a reduction of the carrying value of the Term Note and Convertible Notes.

The embedded redemption put feature upon a Prepayment and Default Interest triggering events that are unrelated to the creditworthiness of the Company are not clearly and closely related to the debt host instrument, were separated and bundled together, as a derivative and assigned probabilities of being affected and initially measured at fair value in the amount of $3,000. Subsequent changes in fair value of the feature will be recognized as a gain or loss in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (See Note 8 - Fair Value Measurements).

On October 10, 2022 the Loan Agreement was amended, where CP BF waived payment by the Company of four months of cash interest with respect to the Term Note in replacement for a Convertible Note (“First Amendment Convertible Note”) in the principal amount of $321,345, which is not considered an Additional Loan as defined above. The First Amendment Convertible Note has the same features as the Convertible Note described above.

The effective interest rate for the Term Note was 16% for the year ended December 31, 2024 and 2023. Discounts to the principal amounts, relating to the debt issuance costs and embedded features, are included in the carrying value of the Convertible Notes and amortized to interest expense over the remaining term of the underlying debt. For the year ended December 31, 2024, interest expense on the Term Note totaled $851,175, comprised of $772,550 of contractual interest and $78,625 for the amortization of the discount. For the year ended December 31, 2023, interest expense on the Term Note totaled $1,140,106, respectively, comprised of $1,058,230 of contractual interest and $81,876 for the amortization of the discount.

The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Note was 16% for the year ended December 31, 2024 and 2023. For the year ended December 31, 2024, interest expense on the Convertible Notes totaled $350,430 comprised of $325,818 of contractual interest and $24,612 for the amortization of the discount. For the year ended December 31, 2023, interest expense on the Convertible Notes totaled $422,507, comprised of $395,575 of contractual interest and $26,932 for the amortization of the discount.

The Company utilizes a combination of scenario-based methods and Black-Scholes option pricing models to determine the average share count outstanding at conversion and the simulated price per share for the Company as of the valuation date. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.

CP BF restructuring - related party

On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”). In accordance with ASC 470 Debt, the Company treated the Old CP BF Notes as extinguished and recognized a loss on debt extinguishment of $6,529,402, determined by the sum of the fair value of the 2024 CP BF Convertible Note, plus the fair value of the additional equity consideration given as part of the side letter and share purchase agreement, as discussed below, in excess of the carrying value of the Old CP BF Notes. After consideration of the below transactions it was determined CP BF is a related party as they own approximately 16% of the outstanding Class A Common Stock.

In conjunction with the side letter, the Company agreed to issue to CP BF, 70,000 shares of the Company’s Class A Common Stock. On September 23, 2024 the transaction was finalized and the Company issued the 2024 CP BF Convertible Note with a principal amount of $10,758,775. The outstanding principal balance of the 2024 CP BF Convertible Note together with accrued interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2027 (“2024 Loan Maturity Date”). The 2024 CP BF Convertible Note accrues interest at a rate of 15.5% which interest shall be paid in kind monthly and is convertible at the holder’s option at any time on or following the effectiveness of the first resale registration statement covering the applicable conversion shares at a fixed conversion price per share of $38.90. Upon the occurrence, and during the continuance, of an Event of Default (as defined in the agreement), interest on the 2024 CP BF Convertible Note will bear PIK interest at a per annum rate of 20% (“2024 Default Rate”).

The Company may voluntarily prepay the principal of the 2024 CP BF Convertible Note, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued interest with respect to the principal amount so prepaid through the date the prepayment is made and (ii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iii) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid. The 2024 CP BF Convertible Note obtain features that relate to the mandatory prepayment, either partially or in whole, upon certain contingent events.

The embedded redemption put feature upon a Prepayment and Default Interest triggering events that are unrelated to the creditworthiness of the Company are not clearly and closely related to the debt host instrument, were separated and bundled together, as a derivative and assigned probabilities of being affected and initially measured at fair value in the amount of $12,000. Subsequent changes in fair value of the feature will be recognized as a gain or loss in the Consolidated Statement of Operations. The fair value of the bifurcated derivative asset was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (See Note 8 - Fair Value Measurements). For the year ended December 31, 2024, the fair value of the bifurcated derivatives totaled to $51,000. The Company recorded a gain related to the change in fair value of the bifurcated derivatives of $51,000 for the year ended December 31, 2024.

In October 2024, CP BF exercised its optional conversion option in which it received 5,560 Class A Common Stock at the fixed conversion price per share of $38.90 in satisfaction of $216,284 of the Companies obligations under the 2024 CP BF Convertible Note.

On September 23, 2024, the Company entered into a Securities Purchase Agreement (the “CP BF SPA”), a Registration Rights Agreement (the “CP BF RRA”), a Lock-Up Agreement (the “CP BF Lock Up”) and issued CP BF a Common Stock Purchase Warrant (the “CP BF Warrant”) and a Pre-Funded Warrant (the “CP BF Pre-Funded Warrant,” together with the CP BF SPA, CP BF RRA, CP BF Lock Up and CP BF Warrant, the “CP BF Transaction Documents”). Pursuant to the CP BF SPA, CP BF agreed to convert $2,000,000 in debt into 26,085 shares of Class A Common Stock, CP BF Warrants to purchase up to 56,555 shares of Class A Common Stock and CP BF Pre-Funded Warrants to purchase up to 30,470 shares of Class A Common Stock (all such securities and shares collectively referred to as the “CP BF Registrable Securities”). The CP BF Warrant can be exercised at an initial exercise price of $38.90 per share, subject to adjustment for a term of five years. The CP BF Pre-Funded Warrant will be exercisable at any time after the date of issuance at an exercise price of $0.0001. Neither warrant may be exercised if the holder, together with its affiliates, would beneficially own more than 19.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. Both warrants may be exercised via cash or cashless exercise. Pursuant to the CP BF RRA, the Company agreed to file a registration statement to register the CP BF Registrable Securities and for the registration statement to become effective on or before December 9, 2024. Under the CP BF Lock-Up, the Company’s CEO, Joe Davy, agreed not to sell an aggregate of 231,114 shares of Class B Common Stock that he owns until such time as CP BF no longer owns any of the CP BF Registrable Securities.

As further discussed in Note 18 - Equity, on September 24, 2024, the Company entered into a securities purchase agreement with an institutional investor for the issuance and sale in a private placement with gross proceeds to the Company of approximately $4.6 million. One of the contingent redemption features in the 2024 CP BF Convertible Note relates to the Company prepaying, either partially or in whole, the obligations in an aggregate amount upon the sale of the Company’s capital stock equal to 20% of the cash proceeds in excess of $3,000,000. The Company paid a total of $283,315, which satisfied outstanding principal under the 2024 CP BF Convertible Note.

The effective interest rate for the 2024 CP BF Convertible Note was approximately 15.4% for the year ended December 31, 2024. For the year ended December 31, 2024, interest expense on the 2024 CP BF Convertible Note totaled $368,525 consisting of $369,459 of contractual interest offset by $934 of amortization of the debt premium.

The following table presents the 2024 CP BF Convertible Note as of December 31, 2024:

Face value of the CP BF convertible notes	$8,758,775
Debt premium, net	11,066
Carrying value of the CP BF convertible notes	8,769,841
Accrued interest	369,459
Prepayments made	(283,315)
Conversions	(216,284)
Total CP BF convertible notes and accrued interest	$8,639,701

The following table presents the Old CP BF convertible notes as of December 31, 2024:

Face value of the CP BF convertible notes	$1,821,345
Debt discount, net	(17,370)
Carrying value of the CP BF convertible notes	1,803,975
Accrued interest	1,240,297
Carrying value of the CP BF term note extinguished	(3,044,272)
Total CP BF convertible notes and accrued interest	$—

The following table presents the Old CP BF convertible notes as of December 31, 2023:

Face value of the CP BF convertible notes	$1,821,345
Debt discount, net	(41,983)
Carrying value of the CP BF convertible notes	1,779,362
Accrued interest	914,479
Total CP BF convertible notes and accrued interest	$2,693,841

The following table presents the Old CP BF term note as of December 31, 2024:

Face value of the CP BF term note	$6,500,000
Debt discount, net	(50,961)
Carrying value of the CP BF term note	6,449,039
Accrued interest	853,451
Carrying value of the CP BF term note extinguished	(7,302,490)
Total CP BF term note and accrued interest	$—

The following table presents the Old CP BF term note as of December 31, 2023:

Face value of the CP BF term note	$6,500,000
Debt discount, net	(129,586)
Carrying value of the CP BF term note	6,370,414
Accrued interest	289,373
Total CP BF term note and accrued interest	$6,659,787

Term Notes (Agile)

On July 22, 2024, the Company entered into a subordinated business loan and security agreement (the “July Subordinated Business Loan and Security Agreement”) with Agile Lending, LLC and Agile Capital Funding, LLC as the collateral agent. On July 22, 2024, the Company issued a subordinated secured promissory note (the “July Agile Note”) for an aggregate principal amount of $787,500 and received $750,000 of proceeds, net of administrative agent fees $37,500 to the collateral agent, with a maturity date of February 5, 2025 under the subordinated business loan and security agreement. The loan under the agreement bears interest at a rate of 42% and will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the loan commencing on and including the effective date pursuant to the Agreement’s weekly repayment and amortization schedule.

On September 13, 2024, the Company entered into a subordinated business loan and security agreement (the “September Subordinated Business Loan and Security Agreement”) with Agile Lending, LLC and Agile Capital Funding, LLC as the collateral agent. On September 13, 2024, the Company issued a subordinated secured promissory note (the “September Agile Note”) for an aggregate principal amount of $262,500 and received $250,000 of proceeds, net of administrative agent fees $12,500 to the collateral agent, with a maturity date of March 3, 2025 under the September Note. The September Note bears interest at a rate of 48%, and interest will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the September Note commencing on and including the effective date pursuant to the September Note Agreement’s weekly repayment and amortization schedule.

On December 12, 2024, the Company issued a subordinated secured promissory note (the “December Agile Note”) for an aggregate principal amount of $2,400,000 and received $1,782,438 of proceeds, net of administrative agent fees of $120,000 paid to the collateral agent, and net of payments to Agile Lending, LLC of $319,500 and $178,063 in respect to early prepayment of the remaining outstanding balances of the July Agile Note and September Agile Note, with a maturity date on the December Agile Note of July 10, 2025. The December Agile Note bears interest at a rate of 44%, and interest will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the December Agile Note commencing on and including the effective date pursuant to the December Agile Note Agreement’s weekly repayment and amortization schedule.

Upon the modification on December 12, 2024, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the existing July Agile Note and September Agile Note due to the terms of the December Agile Note being substantially different from the terms of the July and September Agile Notes. As a result, the Company recorded a loss on debt extinguishment of $1,071,563.

The July Agile Note, the September Agile Note, and the December Agile Note are together referred to as the “Agile Notes”.

The collateral under the subordinated business loan and security agreements consist of all of the Company’s goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles (including intellectual property), commercial tort claims, documents, instruments (including any promissory notes), chattel paper (whether tangible or electronic), cash, deposit accounts and other collateral accounts, all certificates of deposit, fixtures, letters of credit rights, securities, and all other investment property, supporting obligations, and financial assets. Upon any Changes in Business or Management, Ownership (as defined in the agreements) or upon an Event of Default (as defined in the agreements), each of the July Agile Note and or the September Agile Note then-outstanding will become accelerated and the Company shall immediately pay to Agile an amount equal to the sum of (i) all outstanding principal of the term loan plus accrued and unpaid interest thereon accrued through the prepayment date, (ii) a Prepayment Fee (as defined in the agreements), plus (iii) all other obligations that are due and payable, including, without limitation, incremental interest at the Default Rate of 5.0% (as defined in the agreements). Additionally, the Company may voluntarily prepay the July Agile Note and or the September Agile Note, in accordance with their terms, in whole or in part at any time. On the date of such prepayment of any principal amounts, the Company will owe to Agile a Prepayment Fee comprising a make-whole premium payment on account of such principal amount prepaid, which shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the maturity date of the respective note, as described above.

The Agile Notes include contingent redemption (put) rights which trigger mandatory prepayment and a make-whole premium upon certain events including an event of default, and defaulted contingent interest upon an event of default.

Due to the contingent redemption put feature and default interest embedded feature within the Agile Notes, the Company elected to account for the Agile Notes at fair value at their respective dates of issuance and in subsequent reporting periods, pursuant to ASC 825 Financial Instruments (“ASC 825”). The Company will record changes in the fair value of the notes that relate to changes in credit risk to other comprehensive income. The remaining changes in fair value, including the component related to accrued interest, will be recorded through the other (income) expense section of the Company’s condensed consolidated statements of operations and comprehensive loss statement in a single line item.

Interest expense on the Agile Notes totaled $100,095 for the year ended December 31, 2024 and is included in the fair value of the notes.

The following presents the Agile Notes as of December 31, 2024:

Fair Value
Balance at December 31, 2023	$—
Issuance of Agile term notes	3,450,000
Loss on debt issuance	390,000
Loss on restructuring	1,071,563
Repayments in cash	(1,857,151)
Change in fair value	88,588
Balance at December 31, 2024	$3,143,000

Outstanding principal balance as of December 31, 2024	$2,269,695
Accrued interest as of December 31, 2024	$100,095

Convertible Notes (1800 Diagonal)

On August 16, 2024, the Company entered into a securities purchase agreement and promissory note agreement (the “August Securities Purchase Agreement”) with 1800 Diagonal Lending LLC (“Lender”). On August 16, 2024 the Company issued a promissory note (the “August 1800 Diagonal Note”) for an aggregate principal amount of $184,000 and received $152,000 of proceeds, net of an original issue discount of $24,000 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of June 15, 2025. The August Securities Purchase Agreement stipulates that the Company and Lender may mutually agree to enter into additional tranches of promissory notes over the 12 month period commencing on August 16, 2024, up to an aggregate total of $750,000. The stated interest rate on the August Note is 12% per annum, and interest shall accrue on the August Note commencing on and including the issuance date pursuant to the August Agreement’s monthly repayment and amortization schedule.

On September 24, 2024, the Company issued a second promissory note (the “September 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received $100,000 of proceeds, net of an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of July 30, 2025. The stated interest rate on the September Note is 12% per annum, and interest shall accrue on the September Note commencing on and including the issuance date pursuant to the September Note Agreement’s repayment and amortization schedule.

On December 10, 2024, the Company issued a third promissory note (the “December 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received $100,000 of proceeds, net of an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees, with a maturity date of October 15, 2025. The stated interest rate on the December Note is 12% per annum, and interest shall accrue on the December Note commencing on and including the issuance date pursuant to the December Note Agreement’s repayment and amortization schedule.

The August 1800 Diagonal Note, the September 1800 Diagonal Note, and the December 1800 Diagonal Note are together referred to as the “1800 Diagonal Notes”.

Upon an event of default, as defined in the agreements, all or any portion of the 1800 Diagonal Notes that are then-outstanding, may become convertible at the option of the Lender into fully paid and non-assessable shares of the Company’s Common Stock up to 4.99% of the Company’s outstanding shares of Common Stock. The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

The 1800 Diagonal Notes include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default.

Due to these embedded features within the 1800 Diagonal Notes, the Company elected to account for the 1800 Agile Notes at fair value at their respective dates of issuance and in subsequent reporting periods, pursuant to ASC 825 Financial Instruments (“ASC 825”). The Company will record changes in the fair value of the notes that relate to changes in credit risk to other comprehensive income. The remaining changes in fair value, including the component related to accrued interest, will be recorded through the other (income) expense section of the Company’s condensed consolidated statements of operations and comprehensive loss statement in a single line item.

Interest expense on the 1800 Diagonal Notes totaled approximately $12,251 for the year ended December 31, 2024 and is included in the fair value of the notes.

The following table presents the 1800 Diagonal Notes as of December 31, 2024:

Fair Value
Balance at December 31, 2023	$—
Issuance of 1800 Diagonal convertible notes	432,400
Loss on debt issuance	92,208
Repayments in cash	(82,432)
Change in fair value	(10,176)
Balance at December 31, 2024	$432,000

Outstanding principal balance as of December 31, 2024	$370,886
Accrued interest as of December 31, 2024	$15,935